Prudential Day One 2050 Fund
Schedule of Investments (unaudited) as of April 30, 2022
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	34,444	$313,100
PGIM Global Real Estate Fund (Class R6)	39,101	864,904
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	85,165	1,091,820
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	61,053	674,632
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	129,831	1,483,968
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	384,916	4,761,408
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	318,117	5,563,863
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	170,013	1,800,432
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	213,115	3,571,800
PGIM TIPS Fund (Class R6)	32,317	314,442
PGIM Total Return Bond Fund (Class R6)	118,521	1,522,995

Total Long-Term Investments (cost $19,264,595)		21,963,364

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $36,880)	36,880	36,880

TOTAL INVESTMENTS 100.1% (cost $19,301,475)(wd)		22,000,244
Liabilities in excess of other assets (0.1)%		(17,757)

Net Assets 100.0%		$21,982,487

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
1
Prudential Day One Funds